THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [X]; Amendment Number: 3
  This Amendment (Check only one.):           [ ]  is a restatement.
                                              [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
                  -----------------------------
Address:          1440 Kiewit Plaza
                  -----------------------------
                  Omaha, NE 68131
                  -----------------------------

                  -----------------------------

Form 13F File Number: 28-4545
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  -----------------------------
Title:            Vice President
                  -----------------------------
Phone:            402-346-1400
                  -----------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE                November 13, 2002
-----------------------------      -----------------           -----------------
[Signature]                          [City, State]                   [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number     Name
       --------------------     ----
            28-5194             General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            18
                                                                     -----------
Form 13F Information Table Entry Total:                                        2
                                                                     -----------
Form 13F Information Table Value Total:                              $   504,162
                                                                     -----------
                                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER       NAME
     ---        --------------------       ----
      1.        28-5678                    Berkshire Hathaway Life Insurance Co. of Nebraska
      2.        28-5676                    BHG Life Insurance Co.
      3.        28-719                     Blue Chip Stamps
      4.        28-554                     Buffett, Warren E.
      5.        28-1517                    Columbia Insurance Co.
      6.        28-2226                    Cornhusker Casualty Co.
      7.        28-6102                    Cypress Insurance Co.
      8.        28-852                     GEICO Corp.
      9.        28-101                     Government Employees Ins. Corp.
     10.        28-1066                    National Fire & Marine
     11.        28-718                     National Indemnity Co.
     12.        28-5006                    National Liability & Fire Ins. Co.
     13.        28-6104                    Nebraska Furniture Mart
     14.        28-717                     OBH Inc.
     15.        28-2740                    Plaza Investment Managers
     16.        28-1357                    Wesco Financial Corp.
     17.        28-3091                    Wesco Financial Ins. Co.
     18.        28-3105                    Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2001

                                                                       Column 6
                                         Column 4                 Investment Discretion                           Column 8
                                          Market      Column 5    ----------------------                      Voting Authority
                   Column 2  Column 3      Value      Shares or           (b)       (c)    Column 7     ---------------------------
 Column 1          Title of    CUSIP        (In       Principal   (a)   Shared -  Shared-    Other         (a)        (b)      (c)
 Name of Issuer      Class    Number     Thousands)    Amount     Sole  Defined    Other   Managers        Sole      Shared    None
 --------------    -------- -----------  ----------  ----------   ----  --------  ------   --------     -----------  ------    ----
 Costco Wholesale
   Corp               Com   22160K 10 5     324,912   9,137,000            X               4, 11, 14     9,137,000
 Gap Inc.             Com   364760 10 8     179,250  15,000,000            X               4, 8, 9,     15,000,000
                                                                                           11, 14, 15
                                           -------
   GRAND TOTAL                            $504,162
                                          ========